Schedule of Future Guaranteed Payments (Detail) (Inventergy Inc [Member], USD $)	Dec. 31, 2013
Inventergy Inc [Member]
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
2015	$ 3,000,000
2016	5,000,000
2017	10,000,000
Less: discount to present value	(4,489,822)
Guaranteed payments, net of discount	$ 13,510,178